Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 14:- LEASES

The Company’s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are subject to the Company’s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

The components of lease expenses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year ended December 31,
	2022	2021	2020

Operating lease	$6,126	$5,085	$4,544
Short-term lease	297	264	34

Total lease expense	$6,423	$5,349	$4,578

Cash paid for amounts included in the measurement of operating lease liabilities was $6,282, $5,490 and $4,635 during the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s operating lease agreements have remaining lease terms ranging from one to eight years. Some of these agreements include allowances, such as, the Company’s option to extend the leases for additional terms, of up to five years.

As of December 31, 2022, the weighted average remaining lease term is approximately 6.9 years, and the weighted average discount rate is 2.6 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities as of December 31, 2022 were as follows:

2023	$5,563
2024	4,884
2025	3,999
2026	2,982
2027	2,878
Thereafter	8,094

Total operating lease payments	$28,400

Less - imputed interest	(2,376)

Present value of future lease payments	$26,024

As of December 31, 2022 the Company has entered into operating lease agreements that have not yet commenced with estimated lease obligations of approximately $8 million. These operating lease agreements will commence in 2023 with a lease term of up to ten years, including an option for a five-year extension.